Schedule of Investments

June 30, 2026 (unaudited)

Corporate Bonds & Notes - 70.82%
Name of Issuer	Principal	Value
Building Products - 7.61%
Builders Firstsource, Inc., 4.25%, 2/01/32 (a)	$5,000,000	$4,657,020
Louisiana Pacific Corp., 3.625%, 3/15/29 (a)	5,000,000	4,766,355
		9,423,375

Chemicals - 3.85%
Chemours Co., 4.625%, 11/15/29 (a)	5,000,000	4,772,370

Coal - 0.27%
Westmoreland Mining Holdings LLC, 8%, 11/04/30 (b)	622,075	329,700

Energy/Natural Resources - 3.97%
Comstock Resources, Inc., 6.75%, 3/01/29 (a)	5,000,000	4,923,045

Food & Beverage - 3.83%
Darling Ingredients, Inc., 5.25%. 4/15/27 (a)	4,750,000	4,746,471

Gaming - 1.55%
MGM Growth Properties Operating Partnership, 3.875%, 2/15/29	2,000,000	1,915,546

Healthcare - 3.91%
Davita, Inc., 4.625%, 6/01/30 (a)	5,000,000	4,842,800

Homebuilders - 4.12%
KB Home, 7.25%, 7/15/30	5,000,000	5,100,440

Industrial Servicing / Manufacturing - 6.62%
Fortress Transportation and Infrastructure Investors LLC, 5.5%, 5/01/28 (a)	3,159,000	3,151,298
XPO, Inc., 6.25%, 6/01/28 (a)	5,000,000	5,047,805
		8,199,103

Oil & Gas Drilling - 4.33%
Tidewater, Inc., 9.125%, 7/15/30 (a)	5,000,000	5,356,095

Paper Product - 2.41%
Graphic Packaging International, 4.75%, 7/15/27 (a)	3,000,000	2,987,580

Real Estate - 4.07%
Anywhere Real Estate Group LLC, 7%, 4/15/30 (a)	5,000,000	5,039,455

Retail Food Chains - 0.95%
Brinker International, Inc., 8.25%, 7/15/30 (a)	1,130,000	1,178,317

Retail General - 4.46%
Carvana Co., 9%, 6/01/31 (a)	5,000,000	5,524,085

Technology - 8.00%
Iron Mountain, Inc., 4.5%, 2/15/31 (a)	1,000,000	956,514
Iron Mountain, Inc., 5.625%, 7/15/32 (a)	4,000,000	3,953,684
SS&C Technologies, Inc., 5.5%, 9/30/2027 (a)	5,000,000	4,999,195
		9,909,393

Tobacco - 7.75%
Pyxus Holdings, Inc., 8.5%, 12/31/27 (a)	10,845,675	9,598,422

Wireless Telecom - 3.12%
Altice France SA, 9.5%, 11/01/29 (a)	3,810,979	3,860,903

Total Corporate Bonds & Notes — (cost -$86,867,503)		$87,707,100

GDP-Linked Bonds - 1.59%
Name of issuer	Principal	Value
Republic of Argentina GDP Linked Security, 0% FRN (based on the performance of Argentina's GDP), 12/15/35 (c)	$34,386,574	$1,972,070
Total GDP-Linked Bonds — (cost—$1,423,421)		$1,972,070

Common Stock - 17.07%	Number of
Name of issuer	Shares	Value
Chemicals - 2.49%
Ingevity Corp. (c)	602	$44,951
NLI Holdings, Inc.	510,200	3,035,690
		3,080,641

Coal - 0.05%
Westmet Group Holdings (b) (c) (d)	22,614	45,228
Westmoreland Mining Holdings LLC, Class A Units (b) (c) (d)	22,417	11,208
		56,436

Electrical Utility - 7.93%
Homer City Holdings, LLC (b) (c) (d)	196,288	9,814,400

Energy / Natural Resources - 0.37%
Talos Energy, Inc. (c)	35,718	461,119

Food Processing - 0.60%
Viskase Holdings, Inc. (c)	149,939	748,197

Metals & Mining - 2.14%
American Gilsonite (b) (c) (d)	1,597,765	2,653,888
Metals Recovery Holdings, LLC (b) (c) (d)	21,539	0
		2,653,888

Oil & Gas Drilling - 2.87%
Key Energy Services, Inc. (c)	129	307
Nabors Industries LTD. (c)	42,311	3,554,547
		3,554,854

Packaging & Container - 0.13%
Smurfit WestRock PLC	3,626	167,739

Transportation - 0.13%
Getlink SA (France)	7,349	156,159

Wireless Telecom - 0.36%
Altice France Luxco 3 (France) (c)	22,638	442,881

Total Common Stock — (cost—$37.874,991)		$21,136,314

Repurchase Agreement - 9.76%
Name of Issuer	Principal	Value
State Street Bank & Trust Co. 1.06% dated 6/30/26, to be repurchased at $12,081,137 on 7/01/2026 (e)
Total Repurchase Agreement - (cost - $12,080,782)	$12,080,782	$12,080,782

Total Investments - 99.24% (cost—$138,246,697)		$122,896,266

Net Other Assets and Liabilities - 0.76%		942,859

Net Assets - 100%		$123,839,125

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $80,361,414 which represents 64.89% of total net assets.

These securities are generally deemed liquid.

(b)	All or a portion the security is restricted. The Trust may acquire restricted securities which are subject to legal or contractual restrictions on resale and may be illiquid.

The aggregate market value of restricted securities as of June 30, 2026 was $12,854,424 which represents 10.38% of total net assets. Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
American Gilsonite	1/2/17 - 8/26/21	$9,640,360
Metals Recovery Holdings, LLC	9/30/2016 - 12/10/2019	$1,999,343
Homer City Holdings, LLC	4/6/2017	$11,550,934
Westmoreland Mining Holdings LLC, 8% 11/4/30	5/4/2023	$567,756
Westmoreland Mining Holdings LLC, Class A Units	3/15/2019 - 5/4/2023	$861,283
Westmet Group Holdings	5/4/2023	$135,685

(c)	Non-income producing security.
(d)	Fair value determination using significant unobersvable inputs in accordance with consistently applied procedures approved by the Board of Trustees. The aggregate market value of good faith securities as of June 30, 2026 was $12,524,724 which represents 10.11% of total net assets.
(e)	Acquired on June 30, 2026. Collateralized by $12,322,397 of US Treasury Notes due 1/15/29. The maturity value is $12,081,137.

FRN Floating Rate Note - rate reflected is as of June 30, 2026

Investment Valuation

Accounting Standards Codification ASC 820, Fair Value Measurements and Disclosures (ASC 820) defines fair value as the price that would be received to sell an investment in an orderly transaction between two market participants at the measurement date. ASC 820 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of certain inputs to the fair value measurement requires judgments and considers factors that may be specific to each security. The various inputs that may be used to determine the value of the Trust's investments are summarized in the following fair value hierarchy:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs based on data obtained from various pricing sources (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs including the Trust's own assumptions used to determine the fair value of investments. Factors considered in making such determinations may include, but are not limited to, information obtained directly from the company or analysts and the analysis of the company's financial statements or other documents.

The following table summarized the Trust's investment as of June 30, 2026, based on the inputs used to value them.

	Level 1	Level 2	Level 3	Total as of 6/30/2026
Corporate Bonds & Notes	$-	$87,707,100	$-	$87,707,100
Common Stock	7,707,234	904,356	12,524,724	21,136,314
GDP Linked Bonds	-	1,972,070	-	1,972,070
Repurchase Agreement	-	12,080,782	-	12,080,782
	$7,707,234	$102,664,308	$12,524,724	$122,896,266

Transfers between hierarchy levels may occur due to market fluctuation, changes in valuation techniques and/or changes in the availability of market data used in the determination of an investment’s valuation. The Trust recognizes transfers between the levels at the end of each period. For the period ended June 30, 2026, there were no transfers among levels.

At June 30, 2026, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

	Corporate Bonds, & Notes	Common Stock	Totals

Beginning Balance @ 9/30/2025	$-	$13,684,553	$13,684,553

Purchases / PIK Interest	-	-	-

Sales	-	(1,252,500)	(1,252,500)

Realized Gain(Loss)	(211,506)	(568,659)	(780,165)

Net Change in Unrealized Appreciation/(Depreciation)	211,506	661,330	872,836

Transfers into Level 3 from Level 2	-	-	-

Transfers out of Level 3 into Level 2	-	-	-

Ending Balance @ 6/30/2026	$-	$12,524,724	$12,524,724

Change in Unrealized Gain / (Loss) for Positions Still Held at June 30, 2026

Common Stock	92,671

The Financial Accounting Standard Board (FASB) issued guidance that a reporting entity should disclose quantitative information about the unobservable inputs used in the fair value determinations that are categorized in the Level 3 hierarchy. The guidance also required additional disclosure regarding the valuation process used and the sensitivity of the fair value measurements to changes in unobservable inputs and the interrelationships between those unobservable inputs within Level 3. The following table presents a summary of valuation techniques, inputs and quantitative information used in determining the fair value of the Trust’s Level 3 securities as of June 30, 2026:

Investment Type	Fair Value	Valuation Technique	Significant Unobservable Inputs	Range	Increase to Valuation from an Increase in Input (1)
Common Stock
Coal	$45,228	Third Party Vendor (2)	Broker Quote	$2.00 - $2.75	Increase
Coal	11,208	Third Party Vendor (2)	Broker Quote	$0.50 - $1.00	Increase
Electrical Utility	9,814,400	Market Transaction (2)	Recent Transaction	$50	Increase
Metals and Mining	2,653,888	Market Comparable (3)	EBITDA	8.2x - 11.8x	Increase
			Multiple
			Private Company	25%	Decrease
			Discont
Metals and Mining	0	Market Approach (4)	Recovery Rate	N/A	Increase

	$12,524,724

(1)	This column represents the direction change in the fair value of the Level 3 securities that would result from an increase to the corresponding unobservable input. A decrease to the unobservable inputs would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower fair value determinations.

(2)	Certain of the Trust’s Level 3 investments have been valued using unadjusted inputs that have not been internally developed by the Trust including third-party transactions and quotations.

(3)	Earnings multiples are based on comparable companies and transactions of comparable companies.

(4)	A market approach using the value of the underlying assets of a company.

For additional information on the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.